Segmental information - additional information - Disclosure of sales revenue by destination (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	100.00%	100.00%
Consolidated sales revenue	$ 33,083	$ 19,362
China
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	59.90%	54.90%
Consolidated sales revenue	$ 19,805	$ 10,633
Asia (excluding China and Japan)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	9.50%	11.10%
Consolidated sales revenue	$ 3,157	$ 2,155
United States of America
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	11.50%	12.40%
Consolidated sales revenue	$ 3,816	$ 2,392
Japan
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	7.20%	8.30%
Consolidated sales revenue	$ 2,373	$ 1,598
Europe (excluding UK)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	5.00%	5.90%
Consolidated sales revenue	$ 1,667	$ 1,143
Canada
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	2.40%	2.90%
Consolidated sales revenue	$ 793	$ 585
Australia
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	1.60%	1.80%
Consolidated sales revenue	$ 519	$ 351
UK
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	0.50%	0.60%
Consolidated sales revenue	$ 166	$ 112
Other countries
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	2.40%	2.10%
Consolidated sales revenue	$ 787	$ 393